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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Asset Allocation Trust, for the quarter ended September 30, 2008. This series has a December 31 fiscal year end.

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.4%
ASSET ALLOCATION 2.9%
GMO Special Situations Fund, Class VI ø	12,507,145	$275,782,558

INTERNATIONAL EQUITY 21.2%
GMO Emerging Markets Fund, Class VI ø	35,436,398	424,528,047
GMO International Core Equity Fund, Class VI ø	35,960,094	1,041,044,721
GMO International Growth Equity Fund, Class IV ø	12,912,139	269,863,698
GMO International Intrinsic Value Fund, Class IV ø	12,039,461	268,720,772

		2,004,157,238

INTERNATIONAL FIXED INCOME 1.1%
GMO Emerging Country Debt Fund, Class IV ø	5,652,293	49,061,903
GMO International Bond Fund, Class III ø	7,316,166	58,675,651

		107,737,554

U.S. EQUITY 22.3%
GMO U.S. Core Equity Fund, Class VI ø	11,263,794	123,338,545
GMO U.S. Quality Equity Fund, Class VI ø	102,668,178	1,975,335,747

		2,098,674,292

U.S. FIXED INCOME 51.9%
GMO Alpha Only Fund, Class IV ø	152,245,108	1,586,394,028
GMO Core Plus Bond Fund, Class IV ø	23,793,020	204,382,038
GMO Domestic Bond Fund, Class VI ø	78,558,360	708,596,412
GMO Strategic Fixed Income Fund, Class VI ø	106,563,441	2,391,283,605

		4,890,656,083

Total Mutual Fund Shares (cost $10,535,156,667)		9,377,007,725

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.3%
TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 1.00%, 10/01/2008 (cost $29,472,057)	$29,472,057	29,472,057

Total Investments (cost $10,564,628,724) 99.7%		9,406,479,782
Other Assets and Liabilities 0.3%		25,202,296

Net Assets 100.0%		$9,431,682,078

ø	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

On September 30, 2008, the aggregate cost of investments for federal income tax purposes was $10,578,788,016. The gross unrealized appreciation and depreciation on investments based on tax cost was $14,716,168 and $1,187,024,402, respectively, with a net unrealized depreciation of $1,172,308,234.

Valuation of investments

Investments in the underlying open-end funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Valuation hierarchy

On January 1, 2008, the Asset Allocation Trust implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Asset Allocation Trust’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Asset Allocation Trust’s own assumptions in determining the fair  value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

1

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

As of September 30, 2008, the inputs used in valuing the Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$9,377,007,725
Level 2 – Other Significant Observable Inputs	29,472,057
Level 3 – Significant Unobservable Inputs	0

Total	$9,406,479,782

2

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: November 28, 2008